Share based payment arrangements - Summarized Cash Flows (Details)								12 Months Ended
	Jun. 28, 2022	Jun. 15, 2022 EUR (€)	Feb. 22, 2022	Feb. 21, 2022	Sep. 01, 2021	Mar. 01, 2019 EUR (€)	Feb. 28, 2019	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2022 EUR (€)	Jun. 15, 2022 CNY (¥)	Jun. 14, 2022 EUR (€)	Jun. 14, 2022 CNY (¥)
Share based payment arrangements [line items]
Cash flows from operating activities								€ (9,184,000)	€ (6,537,000)	€ (6,598,000)
Cash flows from investing activities								37,905,000	(11,442,000)	3,921,000
Cash flows from financing activities								(23,703,000)	19,519,000	3,467,000
Net increase/ (decrease) in cash and cash equivalents								5,018,000	1,540,000	790,000
Right-of-use asset								11,213,000	2,906,000		€ 9,200,000
Lease liabilities								19,734,000	3,210,000		€ 17,300,000
Subscribed capital								9,135,000	7,027,000
Non-controlling interests
Share based payment arrangements [line items]
Change of non-controlling interests due to capital increase								668,000
Capital reserves
Share based payment arrangements [line items]
Change of non-controlling interests due to capital increase								(668,000)
voxeljet China
Share based payment arrangements [line items]
Cash flows from operating activities								(2,137,000)	373,000	(1,504,000)
Cash flows from investing activities								(5,000)	(28,000)	(39,000)
Cash flows from financing activities								1,824,000	36,000	963,000
Net increase/ (decrease) in cash and cash equivalents								€ (318,000)	€ 381,000	€ (580,000)
Lease period						6 years
Rent free lease period						3 years
Right-of-use asset						€ 813,000
Lease liabilities						€ 813,000
Lease extension term			2 years	3 years
Subscribed capital		€ 7,227,885										¥ 52,250,000	€ 2,671,191	¥ 20,000,000
Subsidiary ownership (as a percent)	88.52%	88.52%			70.00%			88.52%
Change of non-controlling interests due to capital increase		€ 668,000
voxeljet China | Suzhou Meimai Fast Manufacturing Technology
Share based payment arrangements [line items]
Ownership interest in associate (as a percent)						30.00%	4.175%
voxeljet China | MK Technology GmbH
Share based payment arrangements [line items]
Minority ownership interest (as a percent)	5.74%	5.74%			15.00%
voxeljet China | Jin Tianshi
Share based payment arrangements [line items]
Minority ownership interest (as a percent)	5.74%	5.74%			15.00%
voxeljet China | Non-controlling interests
Share based payment arrangements [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary						€ 216,000
voxeljet China | Capital reserves
Share based payment arrangements [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary						€ 604,000